Other income and (expenses) - Summary of other operating income (expense) (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income
Gain from sale of written-off-loans (b)	[1]	S/ 11,848	S/ 12,962	S/ 11,311
Other technical income from insurance operations		8,115	11,547	13,362
Income from investments in associates		33,378	9,068	15,647
Services rendered to third parties		6,836	7,843	3,859
Income from ATM rentals		4,944	3,971	3,789
Other income		24,377	16,726	22,692
Total other income		89,498	62,117	70,660
Other expenses
Sundry technical insurance expenses		(65,757)	(47,285)	(42,016)
Commissions from insurance activities		(37,920)	(28,390)	(35,266)
Technological failures (c)	[2]	(21,934)	(228)	(427)
Provision for sundry risk		(14,872)	(4,918)	(3,872)
Intangible write-offs		(10,371)	(824)	0
Donations		(4,991)	(5,509)	(5,352)
Expenses related to rental income		(4,026)	(1,993)	(3,456)
Administrative and tax penalties		(2,672)	(543)	(932)
Provision for accounts receivable		(1,123)	(7,310)	(3,303)
Provision for assets received as payment and seized assets		(637)	0	(355)
Goodwill write-off, Note 9(b)	[1]	0	0	(2,233)
Other expenses	[3]	(45,889)	(47,047)	(33,951)
Total other expenses		S/ (210,192)	S/ (144,047)	S/ (131,163)

[1]	During the years 2021, 2020 and 2019, Interbank sold in cash to non-related third parties written-off loan portfolios. The nominal value of the credits sold amounted to S/501,540,000, S/625,406,000 and S/587,895 ,000, respectively.
[2]	Correspond to losses that have been recognized as a consequence of the materialization of operational risks due to technological failures in transactions with customers.
[3]	During the years 2021 and 2020, other expenses correspond mainly to non-recurring expenses derived from the Covid-19 pandemic (implementation of safety protocols and remote working, among others) and it is comprised of different claims, among other minor expenses, during 2019, other expenses correspond mainly to expenses for different claims.